Financial Instruments - Additional Information (Details) S/ / shares in Units, $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) buyer	Dec. 31, 2019 PEN (S/) buyer	Dec. 31, 2019 MXN ($) buyer	Dec. 31, 2019 CAD ($) buyer	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 PEN (S/) S/ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 168,753,000				$ 96,091,000
Value contained in precious metal inventory at refineries	370,716,000				214,465,000
Gains (losses) on MXN derivative contracts	3,315,000				4,930,000
Minimum finance lease payments payable, at present value	$ 41,208,000				$ 6,676,000
Interest earned on cash and short-term investments (percent)	0.60%	0.60%	0.60%	0.60%	0.90%	0.90%	0.90%	0.90%
Impact of 10% change in interest earned on earnings before taxes	$ 100,000				$ 200,000
Debt (Note 19)	275,000,000				0
Impact of 10% increase in metal prices on revenues	139,100,000				81,200,000
Impact of 10% decrease in metal prices on revenues	140,100,000				82,700,000
Impact of 10% increase in metal prices on earnings before taxes	6,400,000				6,200,000
Impact of 10% decrease in metal prices on earnings before taxes	6,400,000				6,200,000
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	58,200,000				19,700,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	3,391,000				14,370,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding positions in foreign currency exposure									S/ 60,000,000	$ 12.0	$ 30,000,000
Put rate | (per share)									S/ 3.35	$ 19.50	$ 1.30
Call rate | $ / shares											$ 1.37
Gains (losses) on MXN derivative contracts		S/ 700,000	$ 1.0	$ 300,000		S/ 0	$ (0.7)	$ 0
Effect of 10% change in exchange rate on income before taxes	$ 5,100,000				$ 14,300,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted averate rate on lease liabilities	9.70%				2.20%				9.70%	9.70%	9.70%
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 48,800,000				$ 40,800,000
Number of well-known concentrate buyers | buyer	6	6	6	6
Trade receivables from dore sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 17,500,000				0
Doe Run Peru [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	7,600,000				7,600,000
Republic Metals [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 4,700,000				$ 4,700,000
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Call rate | (per share)									S/ 3.40	$ 20.82
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Call rate | (per share)									S/ 3.55	$ 21.59